UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     February 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $47,564 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2574    80700 SH       DEFINED 01              80700        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1537   115626 SH       DEFINED 01             115626        0        0
CEMEX SAB DE CV                NOTE 3.250% 3/1  151290BB8     1697  2000000 PRN      DEFINED 01            2000000        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     1120  1000000 SH       DEFINED 01            1000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402     3577   191000 SH       DEFINED 01             191000        0        0
GENERAL MTRS CO                COM              37045V100    10892   552352 SH       DEFINED 01             552352        0        0
GENERAL MTRS CO                COM              37045V100       18   300000 SH  CALL DEFINED 01             300000        0        0
GOLDCORP INC NEW               COM              380956409     1774    47200 SH       DEFINED 01              47200        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103      239   198750 SH       DEFINED 01             198750        0        0
POWERWAVE TECHNOLOGIES INC     COM NEW          739363307       76   105190 SH       DEFINED 01             105190        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1057   750000 SH       DEFINED 01             750000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     3740  5500000 PRN      DEFINED 01            5500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      142   400000 SH  PUT  DEFINED 01             400000        0        0
STARWOOD PPTY TR INC           COM              85571B105     1758    82500 SH       DEFINED 01              82500        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      564   300000 SH       DEFINED 01             300000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4    10730 16000000 PRN      DEFINED 01           16000000        0        0
THQ INC                        COM NEW          872443403       14    22500 SH       DEFINED 01              22500        0        0
TRINITY INDS INC               COM              896522109      869    34800 SH       DEFINED 01              34800        0        0
WYNN RESORTS LTD               COM              983134107     5186    50000 SH       DEFINED 01              50000        0        0